CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Products and related services	$ 4,978	$ 822
Projects	10,633	11,425
Warranty and Support	1,346	1,500
Total revenues	16,957	13,747
Cost of revenues:
Products and related services	2,294	1,880
Projects	2,207	1,812
Warranty and Support	164	137
Total cost of revenues	4,665	3,829
Gross profit	12,292	9,918
Operating expenses:
Research and development	5,227	3,468
Less - royalty-bearing participation	312	756
Research and development, net	4,915	2,712
Sales and marketing, net	5,886	3,259
General and administrative	2,158	2,027
Total operating expenses	12,959	7,998
Operating (loss) income	(667)	1,920
Financial income, net	150	736
(Loss) Income before taxes on income	(517)	2,656
Taxes on income	(23)	(6)
Net (loss) income	$ (540)	$ 2,650
Basic net (loss) income per Ordinary Share	$ (0.05)	$ 0.28
Diluted net (loss) income per Ordinary Share	$ (0.05)	$ 0.27
Weighted average number of Ordinary Share used in computing basic net (loss) income per Ordinary Share	11,673,240	9,322,930
Weighted average number of Ordinary Share used in computing diluted net (loss) income per Ordinary Share	11,673,240	9,733,037